Restatement of Previously Issued Financial Statements - Impact of the Restatement on the Balance Sheet (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 28, 2020	Jun. 30, 2020	Mar. 31, 2020	Feb. 10, 2020
Assets:
Total Assets		$ 414,904,338		$ 415,400,119
Liabilities and Shareholders’ Equity:
Total current liabilities		3,057,810		143,016
Deferred underwriting commissions		14,490,000		14,490,000
Derivative warrant liabilities	$ 53,801,110	50,497,400		53,801,110					$ 25,275,880
Total liabilities		68,045,210		68,434,126
Class A ordinary shares, $0.0001 par value; 34,185,912 and 34,196,599 shares subject to possible redemption at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively		341,859,120		341,965,990
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding		0		0
Additional paid-in capital		34,734,757		34,627,888
Accumulated deficit		(29,736,505)		(29,629,640)
Total shareholders' equity		5,000,008	$ 5,000,003	5,000,003			$ (20,779)	$ 7,626	$ 0
Total liabilities and equity		414,904,338		415,400,119
Previously Reported
Assets:
Total Assets				415,400,119	$ 415,422,378
Liabilities and Shareholders’ Equity:
Total current liabilities				143,016	115,692
Deferred legal fees				0
Deferred underwriting commissions				14,490,000	14,490,000
Derivative warrant liabilities				0	0
Total liabilities				14,633,016	14,605,692
Class A ordinary shares, $0.0001 par value; 34,185,912 and 34,196,599 shares subject to possible redemption at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively				395,767,100	395,816,680
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding				0	0
Additional paid-in capital				5,139,066	5,089,486
Accumulated deficit				(140,280)	(90,697)
Total shareholders' equity				5,000,003	5,000,006
Total liabilities and equity				415,400,119	415,422,378
Revision of Prior Period, Adjustment
Assets:
Total Assets				0	0
Liabilities and Shareholders’ Equity:
Total current liabilities				0	0
Deferred legal fees				0
Deferred underwriting commissions				0	0
Derivative warrant liabilities				53,801,110	46,451,340	$ 25,300,000
Total liabilities				53,801,110	46,451,340
Class A ordinary shares, $0.0001 par value; 34,185,912 and 34,196,599 shares subject to possible redemption at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively				(53,801,110)	(46,451,340)
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding				0	0
Additional paid-in capital				29,488,822	22,139,097
Accumulated deficit				(29,489,360)	(22,139,590)
Total shareholders' equity				0	0
Total liabilities and equity				0	0
As Restated
Assets:
Total Assets				415,400,119	415,422,378
Liabilities and Shareholders’ Equity:
Total current liabilities				143,016	115,692
Deferred legal fees				0
Deferred underwriting commissions				14,490,000	14,490,000
Derivative warrant liabilities				53,801,110	46,451,340
Total liabilities				68,434,126	61,057,032
Class A ordinary shares, $0.0001 par value; 34,185,912 and 34,196,599 shares subject to possible redemption at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively				341,965,990	349,365,340
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding				0	0
Additional paid-in capital				34,627,888	27,228,583
Accumulated deficit				(29,629,640)	(22,230,287)
Total shareholders' equity				5,000,003	5,000,006
Total liabilities and equity				415,400,119	415,422,378
Common Class A
Shareholders' Equity:
Common Stock, Value, Issued		721		720
Common Class A | Previously Reported
Shareholders' Equity:
Common Stock, Value, Issued				182	182
Common Class A | Revision of Prior Period, Adjustment
Shareholders' Equity:
Common Stock, Value, Issued				538	503
Common Class A | As Restated
Shareholders' Equity:
Common Stock, Value, Issued				720	685
Common Class B
Shareholders' Equity:
Common Stock, Value, Issued		$ 1,035		1,035
Common Class B | Previously Reported
Shareholders' Equity:
Common Stock, Value, Issued				1,035	1,035
Common Class B | Revision of Prior Period, Adjustment
Shareholders' Equity:
Common Stock, Value, Issued				0	0
Common Class B | As Restated
Shareholders' Equity:
Common Stock, Value, Issued				$ 1,035	$ 1,035